Advances for Vessels under Construction	12 Months Ended
Dec. 31, 2011
Advances for Vessels under Construction
Advances for Vessels under Construction

5.    Advances for Vessels under Construction

        a)    Advances for vessels under construction were as follows at December 31 (in thousands):

	2011	2010
Advance payments for vessels	$196,730	$354,113
Progress payments for vessels	288,091	484,141
Capitalized interest	39,465	66,167

Total	$524,286	$904,421

        The Company entered into a newbuilding contract on September 19, 2007, with China Shipbuilding Trading Company, Limited for one 8,530 TEU vessel (the CMA CGM Melisande). The Company had paid a total amount of $94.0 million as of December 31, 2011 of advances and progress payments in relation to this contract. The vessel was built by Shanghai Jiangnan Changxing Heavy Industry Company Limited and was delivered in the first quarter of 2012. The Company has arranged with a major liner company to charter the vessel for 12 years upon its delivery.

        The Company entered into newbuilding contracts on September 28, 2007, with Hyundai Samho Heavy Industries Co. Limited for five 13,100 TEU containerships (the Hyundai Together, the Hyundai Tenacity, the HN S-458, the HN S-459 and the HN S-460). The contract price of each vessel is $168.5 million. The Hyundai Together and the Hyundai Tenacity were delivered to the Company in the first quarter of 2012. The Company had paid a total amount of $383.8 million as of December 31, 2011 of advances and progress payments in relation to these contracts. The remaining vessels are expected to be delivered to the Company in the second quarter of 2012. The Company has arranged to charter each of these containerships under 12-year charters with a major liner company upon delivery of each vessel.

        b)    Advances for vessels under construction and transfers to vessels' cost as of December 31, 2011 and 2010 were as follows (in thousands):

As of January 1, 2010	1,194,088
Additions	577,996
Impairment loss	(71,509)
Write-off of accrued progress payments and capitalized interest to shipyards of newbuildings cancelled	(15,396)
Transfer to vessels' cost	(780,758)

As of December 31, 2010	$904,421

Additions	693,030
Transfer to vessels' cost	(1,073,165)

As of December 31, 2011	$524,286